BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE A — BASIS OF PRESENTATION

New Century Bancorp, Inc. (the “Company”) is a bank holding company whose principal business activity consists of ownership of New Century Bank (the “Bank”). The Bank is engaged in general commercial and retail banking and operates under the banking laws of North Carolina and the rules and regulations of the Federal Deposit Insurance Corporation and the North Carolina Commissioner of Banks. The Bank undergoes periodic examinations by those regulatory authorities.
All significant inter-company transactions and balances have been eliminated in consolidation. In management’s opinion, the financial information, which is unaudited, reflects all adjustments (consisting solely of normal recurring adjustments) necessary for a fair presentation of the financial information as of and for the three and nine month periods ended September 30, 2013 and 2012, in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The preparation of consolidated financial statements requires management to make estimates and assumptions that affect reported amounts of assets and liabilities at the date of the financial statements, as well as the amounts of income and expense during the reporting period. Actual results could differ from those estimates. Operating results for the three and nine month periods ended September 30, 2013 are not necessarily indicative of the results that may be expected for the fiscal year ending December 31, 2013.
The organization and business of the Company, accounting policies followed by the Company and other relevant information are contained in the notes to the financial statements filed as part of the Company’s 2012 Annual Report on Form 10-K, filed with the Securities and Exchange Commission (“SEC”) on March 29, 2013. This quarterly report should be read in conjunction with the Annual Report.

NOTE A — ORGANIZATION AND OPERATIONS

New Century Bancorp, Inc. (“Company”) is a bank holding company whose principal business activity consists of ownership of New Century Bank (referred to as the “Bank”). All significant intercompany transactions and balances have been eliminated in consolidation. In 2004, the Company formed New Century Statutory Trust I, which issued trust preferred securities to provide additional capital for general corporate purposes, including the current and future expansion of the Company. New Century Statutory Trust I is not a consolidated subsidiary of the Company. The Company is subject to the rules and regulations of the Board of Governors of the Federal Reserve and the North Carolina Commissioner of Banks.
New Century Bank was incorporated on May 19, 2000 and began banking operations on May 24, 2000. New Century Bank South began operations on January 2, 2004. The two banks merged on March 28, 2008 and New Century Bank continues as the only banking subsidiary of New Century Bancorp with the headquarters and operations center located in Dunn, NC. The Bank is engaged in general commercial and retail banking in southeastern North Carolina and operates under the banking laws of North Carolina and the rules and regulations of the Federal Deposit Insurance Corporation and the North Carolina Commissioner of Banks. The Bank undergoes periodic examinations by those regulatory authorities.